STRADLEY, RONON, STEVENS & YOUNG
                    2600 One Commerce Square
                     Philadelphia, PA  19103



Direct Dial:   (215) 564-8115

                                        December 4, 1995

FILED VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:     Filings - Rule 497(j)

          Re:  Delaware Group Decatur Fund, Inc. (the "Fund")
               File Nos.:  2-13017 and 811-2715
               CIK No.:  027574

Dear Sir/Madam:

          Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), this is to certify on behalf of the Fund that the forms of Prospectuses and Statements of Additional Information for the Decatur Total Return Fund Series and the Decatur Income Fund Series and Supplements to the Prospectuses for the Fund's Institutional Classes that would have been filed under paragraphs (b) or (c) of this section do not differ from that contained in the most recent amendment, Post-Effective Amendment No. 104 to the Registration Statement, electronically filed with the Securities and Exchange Commission pursuant to Rule 485(b) under the Act on November 27, 1995.

                                        Very truly yours,



                                        /s/Bruce G. Leto
                                        Bruce G. Leto

cc:  Richelle S. Maestro, Esquire



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